Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 320,791	$ 315,570
Interest payable on long-term borrowings	7,280	7,266
Payable to related parties	54,153	65,552
Other	2,264	1,671
Trade and other current payables	$ 384,488	$ 390,059